Note 6 - Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Restricted Cash

6. Restricted Cash

The following table provides the components of restricted cash (in thousands):

	June 30,	December 31,
	2020	2019
Asset retirement obligation surety bonds (collateralized obligation)	$39,631	39,477
First Lien Agreement restricted cash - Note 9	—	3,270
Total	$39,631	$42,747

As of June 30, 2020, the Company’s asset retirement obligation was secured with surety bonds totaling $59.9 million, which were partially collateralized by the restricted cash shown above. Restricted cash from the Company’s First Lien Agreement was released on May 29, 2020 when such indebtedness was repaid in conjunction with the Recapitalization Transaction (see Note 3 - Recapitalization Transaction).

5.    Restricted Cash

The following table provides the components of restricted cash (in thousands):

	December 31,
	2019	2018
First Lien agreement restricted cash – Note 9	3,270	5,030
Asset retirement obligation surety bonds (collateralized obligation)	39,477	38,693
Total	$42,747	$43,723